Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill
Schedule of goodwill
Retail and Mail Order Pharmacy
At December 31, 2023	$3,102
Effects of movements in exchange rates	273
At December 31, 2024	$3,375
Additions - business combinations (note 4)	1,063
Effects of movements in exchange rates	(178)
At December 31, 2025	$4,260